Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
France
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 347	$ 42	$ 52	$ 53	$ 0	$ 38